OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2017

Prepaid expenses	$1,087	$1,495
Government authorities	325	730
Advances to suppliers	1,050	359
Employees	25	63
Others	264	203

	$2,751	$2,850